Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Quantum BioPharma Ltd.
Entity Central Index Key	0001771885
Entity File Number	001-39152
Entity Incorporation, State or Country Code	A6
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1 Adelaide Street East,
Entity Address, Address Line Two	Suite 801
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 2V9
Entity Listings [Line Items]
Title of 12(b) Security	Class B Subordinate Voting Shares, no par value
Trading Symbol	QNTM
Security Exchange Name	NASDAQ
Class A Multiple Voting [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	42
Class B Subordinate Voting [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	3,887,729
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Zeeshan Saeed
Contact Personnel Email Address	zsaeed@quantumbiopharma.com
Entity Address, Address Line One	1 Adelaide Street East,
Entity Address, Address Line Two	Suite 801
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 2V9,
Entity Phone Fax Numbers [Line Items]
City Area Code	416
Local Phone Number	854-8884